Inventories, Net	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Inventories, net

Note 7 – Inventories, net

	As of December 31,	As of December 31,
	2025	2024
Finished goods	$3,806,078	$10,169,630
Work in process	920,335	884,503
Raw materials	13,522,132	17,358,597
	18,248,545	28,412,730
Less: inventory write-down	(14,605,587)	(27,815,614)
Inventories, net	$3,642,958	$597,116

During the years ended December 31, 2025, 2024 and 2023, the Company recorded write-down for the potentially obsolete, slow-moving inventories and lower of cost or market adjustment of US$49,476, US$272,316 and US$340,186 in cost of revenues, respectively.